Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

September 2, 2021

Via EDGAR

Alison White
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A

Dear Ms. White,

Principal Exchange-Traded Funds (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”), post-effective amendment number 101 to the Registrant’s registration statement on Form N-1A under the 1933 Act (post-effective amendment number 103 under the Investment Company Act of 1940) (the "Amendment").

The Amendment is being filed as an annual update under Rule 485(a) primarily because it includes changes to the name, objective, principal investment strategies, and principal risks of the Principal Active High Yield ETF (formerly known as the Principal Active Income ETF). Because other disclosure in the filing has been reviewed as part of the annual update process and off-cycle filings for other new funds, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing (for example, principal investment strategies and principal risks). See Release No. 33-6510 (February 15, 1984).

The Amendment consists of the following: (1) facing page; (2) Part A that includes each of the Registrant’s series; (3) Part B that includes each of the Registrant’s series; (4) Part C; and (5) signature pages.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense information, portfolio turnover rates, 5% and 25% ownership information, financial highlights, incorporation by reference of information from the annual report, portfolio manager information, management fees paid and waived, and brokerage costs.

Please call me at 515-235-1209 if you have any questions.

Sincerely,

/s/ Britney Schnathorst

Britney Schnathorst
Assistant Counsel, Registrant

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